UNITED STATES                     OMB APPROVAL
                 SECURITIES AND EXCHANGE         OMB Number:           3235-0456
                        COMMISSION               Expires:        August 31, 2000
                 Washington, D.C.  20549         Estimated average burden
                                                 hours per response            1

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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1.    Name and address of issuer:
      Neuberger Berman Equity Assets
      605 Third Avenue, 2nd Floor
      New York, NY  10158-0180
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2.    The name of each  series or class of  securities  for  which  this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]
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3.    Investment Company Act File Number:  811-8106

      Securities Act File Number:  33-82568
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4(a). Last day of fiscal year for which this Form is filed:  August 31
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4(b). [  ]  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the form is being filed late, interest must be paid on the registration fee due. N/A
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4(c) [  ]   Check box if this is the last time the  issuer  will be filing  this
            Form. N/A
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year pursuant
             to section 24(f)                                       $ 71,312,662

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year.                             $ 72,074,498

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 1,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                              $          0
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      (iv)   Total available redemption credits
             [add: Items 5(ii) and 5(iii)]:                         $ 72,074,498

      (v)    Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                                            $  (761,836)
     ---------------------------------------------------------------
      (vi)   Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv) [subtract Item 5(iv) from
             Item 5(i)]:                              $        ( 0 )
     ---------------------------------------------------------------
      (vii)  Multiplier for determining registration
             fee (See Instruction C.9):                            X     .000264

      (vii)  Registration fee due [multiply Item
             5(v) by Item 5(vii)] (enter "0" if no
             fee is due):                             $          0
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of the securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7.    Interest  due - if this Form is being  filed  more than 90 days after
      the end of the Issuer's fiscal year (see Instruction D):     +$          0
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                   $          0
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      Method of Delivery:  N/A

           Wire Transfer [  ]      Mail or Other Means [  ]
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Daniel J. Sullivan, Vice President
                              --------------------------------------
                              Daniel J. Sullivan, Vice President
                              ----------------------------------

Date  November 20, 2000
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    *Please print the name and title of the signing officer below the signature.